Vessels - Balance Sheet Analysis (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	$ 545,684
Accumulated Depreciation - Balance at beginning of period	(71,244)
Net Book Value - Balance at beginning of period	474,440
Vessels acquired and delivered	13,855	86,836
Depreciation for the year	(22,102)	(21,755)	(21,092)
Vessel Cost - Balance at end of period	532,121	545,684
Accumulated Depreciation - Balance at end of period	(79,095)	(71,244)
Net Book Value - Balance at end of period	453,026	474,440
Vessel Cost
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	545,684	479,489
Vessels acquired and delivered	13,855	86,836
Vessels sold	(27,418)	(20,641)
Vessel Cost - Balance at end of period	532,121	545,684
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Accumulated Depreciation - Balance at beginning of period	(71,244)	(54,168)
Vessels sold	13,633	4,087
Depreciation for the year	(21,484)	(21,163)
Accumulated Depreciation - Balance at end of period	(79,095)	(71,244)
Net Book Value
Property Plant And Equipment [Line Items]
Net Book Value - Balance at beginning of period	474,440	425,321
Vessels acquired and delivered	13,855	86,836
Vessels sold	(13,785)	(16,554)
Depreciation for the year	(21,484)	(21,163)
Net Book Value - Balance at end of period	$ 453,026	$ 474,440